Cover	Dec. 22, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 22, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-00000
Entity Registrant Name	Social Commerce Partners Corporation
Entity Central Index Key	0002083143
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	5717 Legacy Drive
Entity Address, Address Line Two	#250
Entity Address, City or Town	Plano
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75024
City Area Code	214
Local Phone Number	763-2987
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share, par value $0.0001 per share, and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, par value $0.0001 per share, and one-half of one redeemable warrant
Trading Symbol	SCPQU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	SCPQ
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	SCPQW
Security Exchange Name	NASDAQ